COMMITMENTS	12 Months Ended
Dec. 31, 2021
Capital commitments [abstract]
COMMITMENTS	COMMITMENTSThe Group as of December 31, 2021 had USD 24,546,321 (2020: USD 4,424,551) of capital commitments towards the purchase of property plant and equipment and intangible assets.